BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA (Tables)	12 Months Ended
Dec. 31, 2024
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Schedule of the list of subsidiaries included in the consolidation

		Ownership interest
		12.31.2024			12.31.2023
Taxpayer ID	Company Name	Direct	Indirect	Total	Direct	Indirect	Total
96.842.970-1	Andina Bottling Investments S.A.	99.94	0.06	100.0	99.94	0.06	100.0
96.972.760-9	Andina Bottling Investments Dos S.A.	64.42	35.58	100.0	64.42	35.58	100.0
Foreign	Andina Empaques Argentina S.A.	—	99.98	99.98	—	99.98	99.98
96.836.750-1	Andina Inversiones Societarias S.A.	100.0	—	100.0	100.0	—	100.0
76.070.406-7	Embotelladora Andina Chile S.A.	99.99	0.01	100.0	99.99	0.01	100.0
Foreign	Embotelladora del Atlántico S.A.	0.92	99.07	99.99	0.92	99.07	99.99
96.705.990-0	Envases Central S.A.	59.27	—	59.27	59.27	—	59.27
Foreign	Paraguay Refrescos S.A.	0.08	97.75	97.83	0.08	97.75	97.83
76.276.604-3	Red de Transportes Comerciales Ltda.	99.85	0.15	100.0	99.85	0.15	100.0
77.427.659-9	Re-Ciclar S.A.	60.00	—	60.00	60.00	—	60.00
Foreign	Rio de Janeiro Refrescos Ltda.	—	99.99	99.99	—	99.99	99.99
78.536.950-5	Servicios Multivending Ltda.	99.9	0.10	100.0	99.9	0.10	100.0
78.861.790-9	Transportes Andina Refrescos Ltda.	99.9	0.01	100.0	99.9	0.01	100.0
96.928.520-7	Transportes Polar S.A.	99.9	0.01	100.0	99.9	0.01	100.0
76.389.720-6	Vital Aguas S.A.	66.5	—	66.5	66.5	—	66.5
93.899.000-k	VJ S.A.	15.0	50.00	65.0	15.0	50.00	65.0

Schedule of companies that have a functional currency different from the presentation currency of the parent company

Company	Functional Currency
Embotelladora del Atlántico	Argentine Peso (ARS)
Embotelladora Andina	Chilean Peso (CLP)
Paraguay Refrescos	Paraguayan Guaraní (PYG)
Rio de Janeiro Refrescos	Brazil Real (BRL)

Schedule of exchange rates regarding the Chilean peso in effect at the end of each period

Date	USD	BRL	(*) ARS	PYG
12.31.2024	996.46	160.92	0.97	0.127
12.31.2023	877.12	181.17	1.08	0.120
12.31.2022	855.86	164.03	4.83	0.116

Schedule of exchange rates calculated using average rates

Date	USD	BRL	PYG
12.31.2024	944.20	175.86	0.124
12.31.2023	839.92	168.31	0.115
12.31.2022	873.28	169.16	0.125

Schedule of estimated useful lives by asset category

Assets	Range in years
Buildings	15-80
Plant and equipment	5-20
Warehouse installations and accessories	10-50
Furniture and supplies	4-5
Motor vehicles	4-10
IT equipment	3-5
Other Property, plant and equipment	3-10
Bottles and containers	1-8

Schedule of discount rates applied in annual test to the level of risk of the CGU

	2024 Discount	2023 Discount
	rates	rates
Argentina	21.2%	38.7%
Chile	9.3%	10.3%
Brazil	10.4%	11.2%
Paraguay	11.0%	12.0%